Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2016
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	For the three months ended September 30,		For the nine months endedSeptember 30,

	2016	2015	2016	2015
Components of net periodic benefit cost:
Service cost	$4.746	$6.243	$18.430	$18.764
Interest cost	7.289	6.949	21.864	20.864
Expected return on plan assets	(3.870)	(4.100)	(11.610)	(12.302)
Amortization of unrealized losses	7.715	8.660	23.141	25.995
Amortization of prior service cost	(29)	-	(88)	-
Net periodic benefit costs	$15.851	$17.752	$51.737	$53.321